Consolidated Statements of Comprehensive Income - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other comprehensive income:
Net income	$ 270,477,415	$ 234,644,125	$ 174,511,487
Components of other comprehensive income that will not be reclassified to net income for the period, before tax
Actuarial gains (losses) on defined benefit plans	(198,547)	(2,865,423)	2,381,650
Components of other comprehensive income to be reclassified to net income for the period, before tax
Gain (losses) from exchange rate translation differences	(70,045,566)	(71,165,622)	(98,844,581)
Gain (loss) on cash flow hedges	(20,463,976)	19,166,716	52,472,352
Income tax related to components of other comprehensive income that will not be reclassified to net income for the period
Income tax related to defined benefit plans	53,608	773,664	(643,045)
Income tax related to components of other comprehensive income that will be reclassified to net income for the period
Income tax related to exchange rate translation differences	31,233,446	29,114,514	37,650,601
Income tax related to cash flow hedges	6,522,863	(6,978,956)	(14,183,004)
Other comprehensive income, total	(52,898,172)	(31,955,107)	(21,166,027)
Total Comprehensive Income	217,579,243	202,689,018	153,345,460
Total comprehensive income attributable to:
Equity holders of the parent	215,336,570	200,347,191	150,135,125
Non-controlling interests	2,242,673	2,341,827	3,210,335
Total Comprehensive Income	$ 217,579,243	$ 202,689,018	$ 153,345,460